PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Prepaid Expense, Current [Abstract]
Receivable from the German authorities	[1]	$ 438	$ 512
Income tax receivable		1,708	867
Interest from bank deposits		813	529
Value Added Tax (VAT) receivable		621	960
Prepaid uniforms		1,262	712
Prepaid insurance		606	532
Prepaid licenses and training		391	541
Prepaid rent		318	365
Other		2,988	2,107
Total prepaid expenses and other current assets		$ 9,145	$ 7,125

[1]	In Germany, the employees are eligible for payroll support. The Company paid its German employees their full salary and subsequently, the Company was reimbursed by the German government for the payroll support amount.